DEBT OBLIGATIONS (Details 2) - USD ($)	Jun. 30, 2017	Dec. 31, 2016
Debt Current
Revolving Credit Facility	$ 40,000,000	$ 1,240,000,000
Term loan GBP	0	629,000,000
Term loan JPY 8 B	0	68,000,000
Bank and financial institutions	115,000,000	15,000,000
Principal amount currently outstanding on the debt instruments	514,000,000	514,000,000
Termloan JPY 28 Point 3 b	252,000,000	0
Current maturities of long term liabilities	265,000,000	810,000,000
Termloan JPY Six Point Seven B	60,000,000	0
Short-term debt	$ 1,246,000,000	$ 3,276,000,000